Eaton Vance

Minnesota Municipal Income Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$1,000	$1,230,210
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,226,090

		$2,456,300

Education — 15.8%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,250	$2,793,960
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,228,890
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	606,965
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	415,564
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,635,300
Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	1,944,257
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	645,959
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	585,325
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,176,933
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	591,745
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	551,315
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,130,320
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/32	910	1,046,991
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/36	500	552,415
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/37	500	550,900
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	789,997
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/34	250	307,768
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	865,500
Minnesota State Colleges and Universities, 5.00%, 10/1/26	1,535	1,906,240
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,431,169
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,512,123
St. Paul Housing and Redevelopment Authority, (Hmong College Prep Academy), 5.00%, 9/1/40	1,000	1,142,560
St. Paul Housing and Redevelopment Authority, (Hmong College Prep Academy), 5.00%, 9/1/43	1,000	1,133,570
University of Minnesota, 5.00%, 4/1/27	500	619,460
University of Minnesota, 5.00%, 8/1/27	625	750,469
University of Minnesota, 5.00%, 4/1/41	2,000	2,381,180

		$29,296,875

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 7.1%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,209,935
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	656,320
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	382,067
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	290,393
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	290,393
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	232,314
Northern Municipal Power Agency, 5.00%, 1/1/30	460	559,052
Northern Municipal Power Agency, 5.00%, 1/1/31	670	797,990
Northern Municipal Power Agency, 5.00%, 1/1/41	240	281,405
Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	869,099
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	865,361
Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	981,064
St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,388,787
St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	1,100,190
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,185,520
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,062,036

		$13,151,926

Escrowed/Prerefunded — 1.6%
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/26	$280	$305,116
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/27	310	337,807
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/32	560	610,232
University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	501,865
Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	1,000	1,148,440

		$2,903,460

General Obligations — 43.8%
Andover, 4.00%, 2/1/30	$795	$956,783
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27	1,000	1,268,230
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28	1,040	1,310,577
Brainerd Independent School District No. 181, 5.00%, 2/1/25	575	684,273
Brooklyn Center, 4.00%, 2/1/30	1,060	1,270,813
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,090,540
Burnsville, 3.00%, 12/20/32(1)	620	705,417
Burnsville, 4.00%, 12/20/31(1)	640	808,070
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	866,110
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	218,883
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,093,140
Cloquet Independent School District No. 94, 5.00%, 2/1/30	2,000	2,375,440
Dilworth-Glyndon-Felton Independent School District No. 2164, 4.00%, 2/1/27	730	852,815
Duluth, 5.00%, 2/1/34	1,000	1,204,520
Duluth, Series 2016A, 5.00%, 2/1/31	1,000	1,217,090
Duluth, Series 2019C, 5.00%, 2/1/31	500	646,800

Security	Principal Amount (000’s omitted)	Value
Eden Prairie Independent School District No. 272, 5.00%, 2/1/30	$1,000	$1,274,620
Edina Independent School District No. 273, 5.00%, 2/1/28	1,625	2,057,981
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,169,940
Hennepin County Regional Railroad Authority, 5.00%, 12/1/32	675	873,801
Hennepin County, 5.00%, 12/1/35	2,000	2,479,120
Hennepin County, 5.00%, 12/15/36	500	640,835
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,351,250
Lakeville, 3.00%, 2/1/31	595	678,722
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,186,330
Mankato Area Public Schools Independent School District No. 77, 4.00%, 2/1/38	640	749,178
Maple Grove, 4.00%, 2/1/29	520	639,834
Maple River Independent School District No. 2135, 4.00%, 2/1/38	1,315	1,578,039
Minneapolis Special School District No. 1, 4.00%, 2/1/33	1,500	1,801,440
Minneapolis Special School District No. 1, 5.00%, 2/1/32	1,500	1,900,800
Minneapolis-St. Paul Metropolitan Council, 4.00%, 3/1/30	1,000	1,212,300
Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/28	2,500	3,167,725
Minnesota, 2.00%, 8/1/32	990	1,036,490
Minnesota, 5.00%, 8/1/32	2,000	2,400,500
Minnesota, 5.00%, 8/1/34	500	639,990
Minnesota, 5.00%, 10/1/34	1,000	1,253,700
Minnesota, 5.00%, 8/1/37	1,250	1,618,487
Minnesota, 5.00%, 8/1/39	2,000	2,630,280
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	31,279
North St. Paul-Maplewood-Oakdale Independent School District No. 622, 4.00%, 2/1/31	2,050	2,435,810
North St. Paul-Maplewood-Oakdale Independent School District No. 622, 5.00%, 2/1/33	1,000	1,250,340
Plymouth, 4.00%, 2/1/30(1)	390	480,137
Ramsey County, 4.00%, 2/1/24	500	504,565
Rochester Independent School District No. 535, 4.00%, 2/1/23	2,375	2,570,890
Rochester Independent School District No. 535, 4.00%, 2/1/26	1,160	1,372,640
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,322,440
Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	1,000	1,224,590
Russell-Tyler-Ruthton Independent School District No. 2902, 5.00%, 2/1/27	1,400	1,773,562
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	1,030,361
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	934,890
Scott County, 4.00%, 12/1/34	2,000	2,388,180
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,232,735
St. Louis Park Independent School District No. 283, 4.00%, 2/1/31	2,000	2,326,480

Security	Principal Amount (000’s omitted)	Value
St. Louis Park Independent School District No. 283, 5.00%, 2/1/29	$845	$1,092,112
St. Louis Park, 4.00%, 2/1/28	1,000	1,190,480
St. Paul, 5.00%, 12/1/27	750	948,923
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,009,380
Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,820,149
Watertown-Mayer Independent School District No. 111, 0.00%, 2/1/36	1,000	712,530
Worthington Independent School District No. 518, 4.00%, 2/1/31	730	839,916

		$81,403,252

Hospital — 9.8%
Duluth Economic Development Authority, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,181,890
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	987,589
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	578,315
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	575,535
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/27	750	948,322
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,123,419
Minneapolis, (Fairview Health Services), 5.00%, 11/15/28	225	265,716
Minneapolis, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 0.12%, 11/15/48(2)	1,650	1,650,000
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,504,860
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	3,022,537
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	65,181
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/31	1,000	1,221,080
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	603,670
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/47	500	584,195
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	500	578,430
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,152,330
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,282,699

		$18,325,768

Housing — 2.0%
Minnesota Housing Finance Agency, 4.00%, 8/1/42	$1,815	$2,135,057
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	915	947,647
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	645	686,442

		$3,769,146

Insured-Electric Utilities — 5.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,198,369
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	317,090
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,706,870

		$10,222,329

Insured-Hospital — 1.2%
Minneapolis, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$2,267,520

		$2,267,520

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 2.4%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,134,900
Minnesota, 5.00%, 6/1/29	1,335	1,482,771
St. Paul Independent School District No. 625, 5.00%, 2/1/27	1,500	1,885,590

		$4,503,261

Other Revenue — 1.2%
Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$825	$891,586
Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/34	500	557,215
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	400	449,500
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	334,419

		$2,232,720

Senior Living/Life Care — 2.6%
Apple Valley, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,030,610
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	1,600	1,683,744
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,775,928
Wayzata, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	431,024

		$4,921,306

Transportation — 3.5%
Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,244,140
Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	1,000	1,104,410
Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/25	1,000	1,117,220
Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/28	1,250	1,534,550
Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/33	1,200	1,468,500

		$6,468,820

Total Tax-Exempt Investments — 97.8% (identified cost $172,038,636)		$181,922,683

Other Assets, Less Liabilities — 2.2%		$4,022,710

Net Assets — 100.0%		$185,945,393

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 6.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 5.6% of total investments.

(1)	When-issued security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2020.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at October 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$181,922,683	$—	$181,922,683
Total Investments	$—	$181,922,683	$—	$181,922,683

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.